Subsequent event	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent event

Note 16 – Subsequent event

Subsequent to the balance sheet date, as of April 3, 2024, a total of 965,000 Pre-Funded Warrants were exercised into 964,330 ordinary shares, out of which, a total of 240,000 Pre-funded Warrants were exercised on a cashless basis (as permitted under the terms of the Pre-Funded Warrants) into 239,330 ordinary shares.